Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

Note 10: - Property, Plant And Equipment

a.	Composition and changes:

2023

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements (2)	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2023	$35,090	$35,343	$31	$10,337	$1,566	$82,367
Additions	951	2,764	-	1,135	1,544	6,394
Sale and write-off	-	(110)	-	-	(17)	(127)
Balance as of December 31, 2023	36,0418	37,997	31	11,472	3,093	88,631

Accumulated Depreciation

Balance as of January 1, 2023	22,154	25,493	26	7,882	655	56,210
Depreciation	1,140	1,875	3	1,168	123	4,309
Sale and write-off	-	(109)	-	-	-	(109)
Balance as of December 31, 2023	23,294	27,259	29	9,050	778	60,410

Depreciated cost as of December 31, 2023	$12,747	$10,738	$2	$2,422	$2,315	$28,224

(1)	Including labor costs charged in 2023 to the cost of facilities, machinery, and equipment in the amount of $1,426 thousand.

(2)	Including Right – of use assets depreciation expense in the amount of $20 thousand that was capitalized to the Leasehold Improvements during 2023. Also refer to Note 15.

2022

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2022	$34,543	33,439	31	9,371	1,184	78,568
Additions	547	1,906	-	966	382	3,801
Sale and write-off	-	(2)	-	-	-	(2)
Balance as of December 31, 2022	35,090	35,343	31	10,337	1,566	82,367

Accumulated Depreciation

Balance as of January 1, 2022	21,091	23,804	23	6,808	535	52,261
Depreciation	1,063	1,691	3	1,074	120	3,951
	-	(2)	-	-	-	(2)
Balance as of December 31, 2022	22,154	25,493	26	7,882	655	56,210

Depreciated cost as of December 31, 2022	$12,936	$9,850	$5	$2,455	$911	$26,157

(1)	Including labor costs charged in 2022 to the cost of facilities, machinery, and equipment in the amount of $1,403 thousands.

b.	As for liens, refer to Note 19.

c.	Leasing rights of land from the Israel land administration.

	December 31,
	2023	2022
	U.S. Dollars in thousands

Under finance lease	$1,091	$1,119

Kamada Assets Ltd., a subsidiary of the Company, capitalized leasing rights from the Israel Lands Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. As part of a new outline which were approved during 2021, the plant area was adjusted to 14,880 m². The amount attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the option period. During 2010, Kamada Assets signed an agreement with the Israel Lands Administration to consolidate its leasing rights and extend the lease period to 2058; the lease also includes an extension option allowing the parties to extend the lease for an additional 49 years following the conclusion of the initial term.